LEASES	12 Months Ended
Dec. 31, 2019
Leases
LEASES
NOTE 10:-	LEASES

a.
Lease Agreements:

The Company's offices and its production facility in Israel are located in a building that the Company leases from its Parent Company, in accordance with a sub-lease agreement. The Company subleases approximately 3,000 square meters of laboratory, office and clean room space at a monthly rent fee of NIS 116,000 (approximately $33). This sub-lease agreement which was amended on January 1, 2019, expires in October 2022 and provides with 3 years extantion period at the sole discretion of the Company.

The Company's subsidiary offices are located in Germany. The monthly rent fee is currently €3,500 (approximately $4) and the lease agreement expires on April 30, 2022.

In addition the Company and its subsidiary have operating lease agreements for 13 vehicles for a period of three years.

b.
Lease extension and termination options:

The Company has leases that include extension and termination options. These options provide flexibility in managing the leased assets and align with the Company's business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension and termination options will be exercised.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond 3 years.

c.	Information on leases:

Year ended December 31,
2019

Interest expense on lease liabilities	139
Expenses relating to short-term leases	444
Total cash outflow for leases	630

The Company was assisted by an external valuation expert in determining the appropriate interest rate for discounting its leases based on credit risk, the weighted average term of the leases and other economic variables. A weighted average incremental borrowing in a range of 0.1% to 6.7% was used to discount future lease payments in the calculation of the lease liability on the date of initial application of the Standard.

d.	Disclosures in respect of right-of-use assets:

Right-of-use assets	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2019	-	46	46
Cumulative effect adjustment on accumulated deficit as a result of adopting IFRS 16	2,350	172	2,522
Additions during the year:
New leases	-	209	209
Adjustments for indexation	27	-	27

Balance as of December 31, 2019	2,377	427	2,804

Accumulated depreciation:
Balance as of January 1, 2019	-	-	-
Additions during the year:
Depreciation and amortization	401	174	575

Balance as of December 31, 2019	401	174	575

Depreciated cost :
Balance as of December 31, 2019	1,976	253	2,229

The Company recognized depreciation expenses in the amount of $575 in respect of amortization of the right-of-use asset and $139 intrest expenses in respect of the lease liability, in place of the lease expenses in the amount of $630 which would have been recorded according to the previous standard.

f.	Disclosures in respect of lease liabilities:

Lease liabilities	Buildings	Motor vehicles	Total
Balance as of December 31, 2018	-	-	-
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16	2,344	178	2,522
Repayment of leases liabilities	(458)	(172)	(630)
Effect of changes in exchange rates	189	10	199
New finance lease obligation recognized	-	193	193
Adjustments for indexation	11	16	27
Interest	139	-	139
Balance as of December 31, 2019	2,225	225	2,450
Current maturities of long-term leases	(403)	(41)	(444)
Lease liability Balance as of December 31, 2019	1,822	184	2,006

At the initial application date, the Company recognized a lease liability in the amount of about $2,522 million under Long term debt and current maturity, according to the present value of the future lease payments discounted using the Company's incremental interest rate at that date, and concurrently recognized a right-of-use asset in the same amount with certain adjustments. The Company's incremental interest rates used for measuring the lease liability are in the range of 0.1% to 6.7%. Depreciation is calculated on a straight-line basis over the remaining contractual lease period.